Inventories - Summary of Provision Recorded for Adjustment to Realizable Value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Inventory Provision Recorded for Adjustments to Realizable Value [line items]
Beginning balance	$ 1.0
Ending balance	5.7	$ 1.0
Aircraft [member]
Reconciliation of Inventory Provision Recorded for Adjustments to Realizable Value [line items]
Beginning balance	(1.0)	(4.4)	$ (0.9)
Additions	(5.9)	(13.9)	(17.3)
Disposals	1.2	17.3	14.6
Assets held for sale	0.0	0.0	(0.8)
Ending balance	$ (5.7)	$ (1.0)	$ (4.4)